Transactions with Parties-in-Interest (Details) - EBP 201 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 102,140,470	$ 90,877,258
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	65,748	75,065
Investments, at fair value	$ 1,771,926	$ 2,019,266
Investment, purchased, number of shares (in shares)	3,254
Aggregate cost	$ 78,608
Net appreciation in value of investments	$ 10,849
Investment sold, number of shares (in shares)	12,571
Selling Price	$ 315,099